BBH PACIFIC BASIN EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2001

    Shares                                                              Value
    ------                                                            ----------
                 COMMON STOCKS (100.2%)
                 AUSTRALIA (3.1%)
                 BANKING
    99,800       National Australia Bank, Ltd. ................       $1,534,443
                                                                      ----------
                 TOTAL AUSTRALIA ..............................        1,534,443
                                                                      ----------

                 HONG KONG (13.5%)
                 CONSUMER GOODS
 5,500,000       Brilliance China Automotive
                 Holdings, Ltd. ...............................        1,100,000
                                                                      ----------
                 CONSUMER NON-DURABLES
   136,390       Asia Foods, Ltd.#* ...........................          220,952
                                                                      ----------
                 MULTI-INDUSTRY
   209,440       Hutchison Whampoa, Ltd. ......................        1,691,631
   952,800       Li & Fung, Ltd. ..............................          910,046
                                                                      ----------
                                                                       2,601,677
                                                                      ----------
                 TELECOMMUNICATIONS
   553,300       China Mobile (Hong Kong), Ltd.* ..............        1,677,634
                                                                      ----------
                 UTILITIES
   290,000       Hong Kong Electric Holdings, Ltd. ............        1,100,513
                                                                      ----------
                 TOTAL HONG KONG ..............................        6,700,776
                                                                      ----------

                 INDIA (1.4%)
                 COMPUTER SOFTWARE
    14,700       Infosys Technologies, Ltd. ADR ...............          693,987
                                                                      ----------
                 CONSUMER GOODS
        50       Bajaj Auto, Ltd. .............................              348
                                                                      ----------
                 MATERIALS
       745       Reliance Industries, Ltd. ....................            3,965
                                                                      ----------
                 TOTAL INDIA ..................................          698,300
                                                                      ----------

                 JAPAN (78.8%)
                 BANKING
       521       Mizuho Holdings, Inc. ........................        1,573,247
                                                                      ----------

                 CAPITAL GOODS/DURABLES
    83,000       Fujitsu, Ltd. ................................          613,711
    97,000       Matsushita Electric Industrial
                 Co., Ltd. ....................................        1,147,882
                                                                      ----------
                                                                       1,761,593
                                                                      ----------
                 CHEMICALS
    32,000       Shin-Etsu Chemical Co., Ltd. .................       $1,052,477
                                                                      ----------
                 CONSUMER ELECTRONICS
    14,000       Nintendo Co., Ltd. ...........................        2,157,186
    56,100       Sony Corp. ...................................        2,119,832
                                                                      ----------
                                                                       4,277,018
                                                                      ----------

                 CONSUMER GOODS
   298,000       Nissan Motor Co., Ltd. .......................        1,313,311
    93,000       Toyota Motor Corp. ...........................        2,254,223
                                                                      ----------
                                                                       3,567,534
                                                                      ----------

                 CONSUMER NON-DURABLES
    86,000       Kao Corp. ....................................        2,035,420
   134,000       Kirin Brewery Co., Ltd. ......................        1,019,244
                                                                      ----------
                                                                       3,054,664
                                                                      ----------

                 FINANCE
    20,100       Acom Co., Ltd. ...............................        1,676,504
    89,000       Credit Saison Co., Ltd. ......................        2,128,213
    11,280       Orix Corp. ...................................          985,953
                                                                      ----------
                                                                       4,790,670
                                                                      ----------
                 MACHINERY/EQUIPMENT
   305,000       Mitsubishi Heavy
                 Industries, Ltd. .............................        1,025,545
                                                                      ----------

                 MATERIALS
   488,000       Mitsubishi Materials Corp. ...................          732,816
   289,000       Sumitomo Chemical Co., Ltd. ..................        1,101,469
                                                                      ----------
                                                                       1,834,285
                                                                      ----------

                 MULTI-INDUSTRY
   264,000       Sumitomo Corp. ...............................        1,542,675
                                                                      ----------

                 OFFICE EQUIPMENT/ SUPPLIES
    54,000       Canon, Inc. ..................................        1,568,922
                                                                      ----------

                 PHARMACEUTICALS
    39,000       Kissei Pharmaceutical Co., Ltd. ..............          585,016
    60,000       Santen Pharmaceutical Co., Ltd. ..............          889,252
    40,000       Takeda Chemical Industries, Ltd. .............        1,935,852
                                                                      ----------
                                                                       3,410,120
                                                                      ----------

                       BBH PACIFIC BASIN EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                          OCTOBER 31, 2001 (continued)

    Shares                                                             Value
    ------                                                           ----------
                 JAPAN (continued)
                 PRECISION INSTRUMENTS
    20,900       Hoya Corp.....................................     $ 1,246,870
                                                                    -----------
                 REAL ESTATE
     5,800       Oriental Land Co., Ltd. ......................         428,385
                                                                    -----------
                 RETAIL
    27,000       Ito-Yokado Co., Ltd...........................       1,189,913
                                                                    -----------
                 TELECOMMUNICATIONS
       385       Nippon Telegraph &
                   Telephone Corp..............................       1,583,612
       130       NTT Docomo, Inc. .............................       1,761,201
                                                                    -----------
                                                                      3,344,813
                                                                    -----------

                 TRANSPORTATION
   206,000       Nippon Express Co., Ltd. .....................     $   744,781
   204,000       Tokyu Corp....................................         919,024
                                                                    -----------
                                                                      1,663,805
                                                                    -----------

                 UTILITIES
    70,000       Tokyo Electric Power Co. .....................       1,736,718
                                                                    -----------
                 TOTAL JAPAN ..................................      39,069,254
                                                                    -----------

                 SINGAPORE (3.4%)
                 ELECTRIC COMPONENTS
    29,600       Chartered Semiconductors ADR* ................         578,976
                                                                    -----------

                 TELECOMMUNICATIONS
 1,187,000       Singapore Telecom.............................       1,126,415
                                                                    -----------
                 TOTAL SINGAPORE ..............................       1,705,391
                                                                    -----------

TOTAL INVESTMENTS, (Identified cost $65,318,910) (a) ...  100.2%    $49,708,164
LIABILITIES IN EXCESS OF OTHER ASSETS ..................  (0.20)       (114,458)
                                                          -----     -----------
NET ASSETS .............................................  100.0%    $49,593,706
                                                          =====     ===========

----------

*     Non-income producing security.

# Restricted security-- Total market value of the restricted security owned at October 31, 2001 was $220,952 or 0.4% of net assets. Acquired on December 13, 1999 at a cost of $220,952.

(a) The aggregate cost for federal income tax purposes is $69,438,178, the aggregate gross unrealized appreciation is $3,051,430, and the aggregate gross unrealized depreciation is $22,781,444, resulting in net unrealized depreciation of $19,730,014.

   The accompanying notes are an integral part of these financial statements.

                       BBH PACIFIC BASIN EQUITY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 2001

ASSETS:
      Investments in securities, at value (identified
        cost $65,318,910) .....................................      $49,708,164
      Receivables for:
         Investments sold .....................................        1,673,102
         Contributions ........................................          120,295
         Dividends ............................................          130,449
                                                                     -----------
             Total Assets .....................................       51,632,010
                                                                     -----------

LIABILITIES:
      Due to bank .............................................          650,417
      Payables for:
         Withdrawals ..........................................        1,162,614
         Custody fees .........................................           53,369
         Professional fees ....................................           32,529
         Investment advisory fees .............................           29,206
         Board of Trustees' fee ...............................            3,500
         Administrative fees ..................................            1,573
         Accrued expenses and other liabilities ...............          105,096
                                                                     -----------
             Total Liabilities ................................        2,038,304
                                                                     -----------
NET ASSETS ....................................................      $49,593,706
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

                       BBH PACIFIC BASIN EQUITY PORTFOLIO

                             STATEMENT OF OPERATIONS
                       For the year ended October 31, 2001

NET INVESTMENT LOSS:
      Income:
         Dividends (net of foreign withholding taxes
           of $170,163) .......................................    $    626,624
                                                                   ------------
      Expenses:
         Investment advisory fees .............................         537,610
         Custody fees .........................................         175,033
         Professional fees ....................................          34,247
         Administrative fees ..................................          26,512
         Board of Trustees' fees ..............................           9,638
         Miscellaneous expenses ...............................         106,371
                                                                   ------------
             Total Expenses ...................................         889,411
             Fees paid indirectly .............................         (49,570)
                                                                   ------------
             Net expenses .....................................         839,841
                                                                   ------------
      Net Investment Loss .....................................        (213,217)
                                                                   ------------

NET REALIZED AND UNREALIZED LOSS:
      Net realized loss on investments and foreign
        exchange transactions .................................     (16,531,097)
      Net change in unrealized depreciation on investments
        and foreign currency translations .....................     (19,287,201)
                                                                   ------------
             Net Realized and Unrealized Loss .................     (35,818,298)
                                                                   ------------
      Net Decrease in Net Assets Resulting from Operations ....    $(36,031,515)
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

                       BBH PACIFIC BASIN EQUITY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                 For the years ended October 31,
                                                 -------------------------------
                                                      2001             2000
                                                 --------------   --------------

INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment loss .......................   $    (213,217)   $    (246,099)
   Net realized gain (loss) on investments and
     foreign exchange transactions ...........     (16,531,097)       9,779,607
   Net change in unrealized appreciation
     (depreciation) on investments and
     foreign currency translations ...........     (19,287,201)       3,670,320
                                                 -------------    -------------
     Net increase (decrease) in net assets
       resulting from operations .............     (36,031,515)      13,203,828
                                                 -------------    -------------
 Capital transactions:
   Proceeds from contributions ...............     122,690,096      276,934,912
   Fair value of withdrawals .................    (156,623,599)    (170,580,016)
                                                 -------------    -------------
     Net increase (decrease) in net assets
       resulting from capital transactions ...     (33,933,503)     106,354,896
                                                 -------------    -------------
     Total increase (decrease) in net assets .     (69,965,018)     119,558,724
NET ASSETS:
   Beginning of year .........................     119,558,724               --
                                                 -------------    -------------
   End of year ...............................   $  49,593,706    $ 119,558,724
                                                 =============    =============

   The accompanying notes are an integral part of these financial statements.

                       BBH PACIFIC BASIN EQUITY PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                                 For the years ended October 31,
                                                 -------------------------------
                                                   2001                  2000
                                                 ---------            ----------
Total Return .................................     (36.65)%              (3.40)%
Ratios/Supplemental Data:
    Net assets, end of period
      (000's omitted) ........................    $49,594             $119,559
    Expenses as a percentage of average
      net assets:
        Expenses paid by Portfolio ...........       1.01%                0.95%
        Expense offset arrangement ...........       0.06%                0.01%
                                                  -------             --------
                 Total Expenses ..............       1.07%                0.96%
    Ratio of net investment loss to
      average net assets .....................      (0.26)%              (0.18)%
    Portfolio turnover rate ..................         40%                  76%

   The accompanying notes are an integral part of these financial statements.

                       BBH PACIFIC BASIN EQUITY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

      1. Organization and Significant Accounting Policies. BBH Pacific Basin Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on November 1, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustee.

            B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at year end, arising from changes in the exchange rate.

            C. Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage

                       BBH PACIFIC BASIN EQUITY PORTFOLIO
      of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

            D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            E. Federal Income Taxes. The Portfolio will be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for Federal income taxes is necessary.

      2. Transactions with Affiliates.

      Investment Advisory Fees. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of each Portfolio's average daily net assets. For the year ended October 31, 2001, the Portfolio incurred $537,610 for advisory services.

      Administrative Fees. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a sub administration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the year year ended October 31, 2001, the Portfolio incurred $26,512 for administrative services.

      Custody Agreement. The Portfolio has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the year ended October 31, 2001, the Portfolio incurred $175,033 for custody services. Custody fees for the Portfolio were reduced by $49,570, as a result of an expense offset arrangement with the Portfolio's custodian.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the year ended October 31, 2001, the Portfolio incurred $9,638 for the Trustee fees.

      3. Investment Transactions. For year ended October 31, 2001, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $32,539,398 and $59,106,606, respectively. There were no purchases or sales of U.S. government obligations during the year.

                          INDEPENDENT AUDITORS' REPORT

Trustees and Investors
BBH Pacific Basin Equity Portfolio:

      We have audited the accompanying statement of assets and liabilities of BBH Pacific Basin Equity Portfolio, including the schedule of investments, as of October 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Pacific Basin Equity Portfolio as of October 31, 2001, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 21, 2001